Class K [Member] Expense Example - Class K - BLACKROCK CAPITAL APPRECIATION FUND, INC. - Class K	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	$ 808